STOCK-BASED COMPENSATION PLANS - Assumptions in estimating the fair value of awards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ultimate parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.32%	0.54%
Distribution yield	3.91%	2.43%
Expected volatility	22.35%	21.15%
Expected remaining lives of stock-based awards	3.7	4.6
Parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate		0.27%
Distribution yield		1.00%
Expected volatility		28.96%
Expected remaining lives of stock-based awards		1.0